Promissory Note Receivable	12 Months Ended
Dec. 31, 2017
Promissory Note Receivable
6. Promissory Note Receivable

Pursuant to an agreement in July 2014, the Company advanced a promissory note loan of $200,000, which bore an interest rate of 12% per annum compounded monthly; both the principal and interest were due and payable on January 15, 2015, and any past due principal and interest bore an interest rate of 14%. In September 2014, the Company advanced further funds of $20,000. In December 2014, the promissory note receivable along with accrued interest was determined to be impaired as collectability was doubtful, and was written off. In 2016, the Company received notice for the distribution of funds from the bankruptcy estate in which funds of $10,000 as included in receivables and prepaids were received in 2017. On February 12, 2018, the Company entered into a Forbearance Agreement with the debtor in which the loan principal totaling $220,000 will be repaid in full in 2018 as follows:

Date	Amount

February 14, 2018 (received)	$25
June 30, 2018	25
September 30, 2018	85
December 31, 2018	85
$220